DEBT	12 Months Ended
Nov. 25, 2018
Debt Disclosure [Abstract]
DEBT

NOTE 6: DEBT

The following table presents the Company’s debt:

	November 25, 2018	November 26, 2017
	(Dollars in thousands)
Long-term debt
5.00% senior notes due 2025	$485,605	$483,683
3.375% senior notes due 2027	534,614	555,177

Total long-term debt	$1,020,219	$1,038,860

Short-term debt
Short-term borrowings	31,935	38,451

Total debt	$1,052,154	$1,077,311

Senior Revolving Credit Facility

The Company is a party to a Second Amended and Restated Credit Agreement that provides for a senior secured revolving credit facility. The credit facility is an asset-based facility, in which the borrowing availability is primarily based on the value of the U.S. Levi’s® trademarks and the levels of certain eligible cash, accounts receivable and inventory in the United States and Canada.

Availability, interest and maturity.     The maximum availability under the credit facility is $850.0 million, of which $800.0 million is available to the Company for revolving loans in U.S. Dollars and $50.0 million is available to the Company for revolving loans in either U.S. or Canadian Dollars. Subject to the availability under the borrowing base, the Company may make and repay borrowings from time to time until the maturity of the credit facility. The Company may make voluntary prepayments of borrowings at any time and must make mandatory prepayments if certain events occur. Of the maximum availability of $850.0 million, the U.S. Levi’s® trademarks are deemed to add the lesser of (i) $350.0 million and (ii) 65% of the net orderly liquidation value of such trademarks to the borrowing base. Upon the maturity date of May 23, 2022, all of the obligations outstanding under the credit facility become due. The interest rate for borrowings under the credit facility is LIBOR plus 125-175 basis points, depending on borrowing base availability, and the rate for undrawn availability is 20 basis points.

The Company’s unused availability under its amended and restated senior secured revolving credit facility was $805.2 million at November 25, 2018, as the Company’s total availability of $850.0 million, based on the collateral levels discussed above, was reduced by $42.3 million of stand-by letters of credit and by $2.5 million of other credit-related instruments. The Company has stand-by letters of credit with various international banks under the Company’s credit facility serving as guarantees to cover U.S. workers’ compensation claims and working capital requirements for certain subsidiaries, primarily in India.

The Second Amended and Restated Credit Agreement also provides that the Company may increase the availability under the Company’s credit facility up to the greater of (i) $1.6 billion in the aggregate and (ii) an amount that would not cause the Company’s secured leverage ratio (as defined in the Second Amended and Restated Credit Agreement) to exceed 3.25 to 1.00, in each case if certain conditions are met.

Guarantees and security.     The Company’s obligations under the Second Amended and Restated Credit Agreement are guaranteed by its domestic subsidiaries. The obligations under the Second Amended and Restated Credit Agreement are secured by specified domestic assets, including certain U.S. trademarks associated with the Levi’s® brand and accounts receivable, goods and inventory in the United States. Additionally, the obligations of Levi Strauss & Co. (Canada) Inc. under the credit agreement are secured by Canadian accounts receivable, goods, inventory and other Canadian assets. The lien on the U.S. Levi’s® trademarks and related intellectual property may be released at the Company’s discretion subject to certain conditions, and such release would reduce the borrowing base.

Covenants.     The Second Amended and Restated Credit Agreement contains customary covenants restricting the Company’s activities, as well as those of the Company’s subsidiaries, including limitations on the ability to sell assets, engage in mergers, or other fundamental changes, enter into capital leases or certain leases not in the ordinary course of business, enter into transactions involving related parties or derivatives, incur or prepay indebtedness, grant liens or negative pledges on the Company’s assets, make loans or other investments, pay dividends or repurchase stock or other securities, guarantee third-party obligations, engage in sale leasebacks and make changes in the Company’s corporate structure. There are exceptions to these covenants, and some are only applicable when unused availability falls below specified thresholds. In addition, the Second Amended and Restated Credit Agreement includes, as a financial covenant, a springing fixed charge coverage ratio of 1.0 to 1.0, which arises when availability falls below a specified threshold.

Events of default.     The Second Amended and Restated Credit Agreement contains customary events of default, including payment failures, breaches of representations and warranties, failure to comply with covenants, failure to satisfy other obligations under the credit agreements or related documents, defaults in respect of other indebtedness, bankruptcy, insolvency and inability to pay debts when due, material judgments, pension plan terminations or specified underfunding, substantial stock ownership changes, failure of certain provisions of any guarantee or security document supporting the Company’s credit facility to be in full force and effect, change of control and specified changes in the composition of the Board. The cross-default provisions in the Second Amended and Restated Credit Agreement apply if a default occurs on other indebtedness of the Company or the guarantors in excess of $50.0 million and the applicable grace period in respect of the indebtedness has expired, such that the lenders of or trustee for the defaulted indebtedness have the right to accelerate. If an event of default occurs under the Second Amended and Restated Credit Agreement, subject to any applicable grace period, the lenders may terminate their commitments, declare immediately payable all borrowings under the credit facility and foreclose on the collateral.

Senior Notes due 2025

Principal, interest, and maturity.     On April 27, 2015, the Company issued $500.0 million in aggregate principal amount of 5.00% senior notes due 2025 (the “Senior Notes due 2025”) to qualified institutional buyers and to purchasers outside the United States, which were later exchanged for new notes in the same principal amount with substantially identical terms, except that the new notes were registered under the Securities Act of 1933, as amended (the “Securities Act”). The Senior Notes due 2025 will mature on May 1, 2025. Interest on the Senior Notes due 2025 is payable semi-annually in arrears on May 1 and November 1.

Ranking.     The Senior Notes due 2025 are not guaranteed by any of the Company’s subsidiaries and are unsecured obligations. Accordingly, they:

•	rank equal in right of payment with all of the Company’s other existing and future unsecured and unsubordinated debt;

•	rank senior in right of payment to the Company’s future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the Senior Notes due 2025;

•

are effectively subordinated in right of payment to all of the Company’s existing and future senior secured debt and other obligations (including the credit facility) to the extent of the value of the collateral securing such debt; and

•	are structurally subordinated to all obligations of each of the Company’s subsidiaries.

Optional redemption.     At any time prior to May 1, 2020, the Company may redeem some or all of the Senior Notes due 2025 at a price equal to 100% of the principal amount, plus accrued and unpaid interest, if any, to the date of redemption, and a “make-whole” premium. On or after May 1, 2020, the Company may redeem some or all of the Senior Notes due 2025, at once or over time, at redemption prices specified in the indenture governing the Senior Notes due 2025, plus accrued and unpaid interest, if any, to the date of redemption. In addition, at any time prior to May 1, 2018, the Company may redeem up to a maximum of 40% of the original aggregate principal amount of the Senior Notes due 2025 with the proceeds of certain equity offerings at a redemption price of 105% of the principal amount of the Senior Notes due 2025, plus accrued and unpaid interest, if any, to the date of redemption. The Company recorded a discount of $13.9 million in conjunction with the issuance of the Senior Notes due 2025, related to tender and redemption premiums paid to certain holders of the Senior Notes due 2020 who participated in the issuance of the Senior Notes due 2025, which will be amortized to interest expense over the term of the notes.

Mandatory redemption, Offer to Purchase and Open Market Purchases.     The Company is not required to make any sinking fund payments with respect to the Senior Notes due 2025. However, under certain circumstances in the event of an asset sale or as described under “Change of Control” below, the Company may be required to offer to purchase the Senior Notes due 2025. The Company may from time to time purchase the Senior Notes due 2025 in the open market or otherwise.

Covenants.     The 2025 indenture contains covenants that limit, among other things, the Company’s and certain of the Company’s subsidiaries’ ability to incur additional debt, make certain restricted payments, consummate specified asset sales, enter into transactions with affiliates, and incur liens, and that, impose restrictions on the ability of its subsidiaries to pay dividends or make payments to the Company and its restricted subsidiaries, merge or consolidate with another person, and dispose of all or substantially all of the Company’s assets or its restricted subsidiaries’ assets. The 2025 indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment of principal, premium or interest, breach of covenants in the 2025 indenture, payment defaults or acceleration of certain other indebtedness, a failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, the trustee under the 2025 indenture or the holders of at least 25% in principal amount of the then outstanding Senior Notes due 2025 may declare all the Senior Notes due 2025 to be due and payable immediately.

Change of control.     Upon the occurrence of a change in control (as defined in the 2025 indenture), each holder of the Senior Notes due 2025 may require us to repurchase all or a portion of the Senior Notes due 2025 in cash at a price equal to 101% of the principal amount of the Senior Notes due 2025 to be repurchased, plus accrued and unpaid interest, if any, to the date of purchase.

Senior Notes due 2027

Principal, interest and maturity.     On February 28, 2017, the Company issued €475.0 million in aggregate principal amount of 3.375% senior notes due 2027 (the “Senior Notes due 2027”) to qualified institutional buyers and to purchasers outside the United States, which were later exchanged for new notes in the same principal amount with substantially identical terms, except that the new notes were registered under the Securities Act. The Senior Notes due 2027 will mature on March 15, 2027. Interest on the Senior Notes due 2027 is payable semi-annually in arrears on March 15 and September 15.

Ranking.     The Senior Notes due 2027 are not guaranteed by any of the Company’s subsidiaries and are unsecured obligations. Accordingly, they:

•	rank equal in right of payment with all of the Company’s other existing and future unsecured and unsubordinated debt;

•	rank senior in right of payment to the Company’s future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the Senior Notes due 2027;

•

are effectively subordinated in right of payment to all of the Company’s existing and future senior secured debt and other obligations (including the credit facility) to the extent of the value of the collateral securing such debt; and

•	are structurally subordinated to all obligations of each of the Company’s subsidiaries.

Optional redemption.     At any time prior to March 15, 2020, the Company may redeem up to a maximum of 40% of the aggregate principal amount of the Senior Notes due 2027 with the proceeds of certain equity offerings at a redemption price of 103.375% of the principal amount, plus accrued and unpaid interest, if any, to the date of redemption. In addition, the Company may redeem some or all of the Senior Notes due 2027 prior to March 15, 2022, at a price equal to 100% of the principal amount, plus accrued and unpaid interest, if any, to the date of redemption, and a “make-whole” premium. On or after March 15, 2022, the Company may redeem some or all of the Senior Notes due 2027, at once or over time, at redemption prices specified in the indenture governing the Senior Notes due 2027, or the 2027 indenture, and together with the 2025 indenture, the indentures, plus accrued and unpaid interest, if any, to the date of redemption.

Mandatory redemption, offer to purchase and open market purchases.     The Company is not required to make any sinking fund payments with respect to the Senior Notes due 2027. However, under certain circumstances in the event of an asset sale or as described under “Change of Control” below, the Company may be required to offer to purchase the Senior Notes due 2027. The Company may from time to time purchase the Senior Notes due 2027 in the open market or otherwise.

Covenants.     The 2027 indenture contains covenants that limit, among other things, the Company’s and certain of the Company’s subsidiaries’ ability to incur additional debt, pay dividends or make other restricted payments, consummate specified asset sales, enter into transactions with affiliates and incur liens, and that impose restrictions on the ability of its subsidiaries to pay dividends or make payments to the Company and its restricted subsidiaries, merge or consolidate with another person, and sell, assign, transfer, lease convey or otherwise dispose of all or substantially all of the Company’s assets or the assets of its restricted subsidiaries. The 2027 indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment of principal, premium or interest, breach of covenants, in the 2027 indenture, payment defaults or acceleration of certain other indebtedness, a failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, the trustee under the 2027 indenture or the holders of at least 25% in principal amount of the then outstanding Senior Notes due 2027 may declare all the Senior Notes due 2027 to be due and payable immediately.

Change of control.     Upon the occurrence of a change in control (as defined in the 2027 indenture), each holder of the Senior Notes due 2027 may require the Company to repurchase all or a portion of the Senior Notes due 2027 in cash at a price equal to 101% of the principal amount of the Senior Notes due 2027 to be repurchased, plus accrued and unpaid interest, if any, to the date of purchase.

Use of Proceeds and Loss on Early Extinguishment of Debt.     On March 3, 2017, the Company completed a cash tender offer for $370.3 million of the 6.875% Senior Notes due 2022 and the remaining $154.7 million was called on March 31, 2017 for redemption on May 1, 2017. The tender offer and redemption, as well as underwriting fees associated with the new issuance, were primarily funded with the proceeds from the issuance of the Senior Notes due 2027, as well as cash on hand. The Company recorded a $22.8 million loss on early extinguishment of debt in 2017. The loss includes $21.9 million of tender and call premiums on the retired debt.

Short-term Borrowings

Short-term borrowings consist of term loans and revolving credit facilities at various foreign subsidiaries that the Company expects to either pay over the next 12 months or refinance at the end of their applicable terms. Certain of these borrowings are guaranteed by stand-by letters of credit issued under the Company’s amended and restated senior secured revolving credit facility.

Principal Payments on Debt

The table below sets forth, as of November 25, 2018, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount):

(Dollars in thousands)
2019	$31,935
2020	—
2021	—
2022	—
2023	—
Thereafter	1,031,866

Total future debt principal payments	$1,063,801

Interest Rates on Borrowings

The Company’s weighted-average interest rate on average borrowings outstanding during 2018, 2017 and 2016 was 5.01%, 5.60% and 6.37%, respectively. The weighted-average interest rate on average borrowings outstanding includes the amortization of capitalized issuance costs, including underwriting fees and other expenses, and excludes interest on obligations to participants under deferred compensation plans.

Dividends and Restrictions

The terms of the indentures relating to the Company’s unsecured notes and its amended and restated senior secured revolving credit facility agreement contain covenants that restrict the Company’s ability to pay dividends to its stockholders. For information about the Company’s dividend payments, see Note 14. As of November 25, 2018, and at the time the dividends were paid, the Company met the requirements of its debt instruments.

Subsidiaries of the Company that are not wholly-owned subsidiaries and that are “restricted subsidiaries” under the Company’s indentures are permitted under the indentures to pay dividends to all stockholders either on a pro rata basis or on a basis that results in the receipt by the Company or a restricted subsidiary that is the parent of the restricted subsidiary of dividends or distributions of greater value than it would receive on a pro rata basis.

The terms of the indentures relating to the Company’s unsecured notes and its amended and restated senior secured revolving credit facility agreement contain covenants that restrict (in each case subject to certain exceptions) the Company or any restricted subsidiary from entering into any arrangements that would restrict the payment of dividends or of any obligation owed by the restricted subsidiary to the Company or any other restricted subsidiary, the making of any loans or advances to the Company or any other restricted subsidiary, or transferring any of its property to the Company or any other restricted subsidiary.